Early Deposit - Silver and Gold Interests - Summary of Early Deposit Silver and Gold Interests (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Silver and Gold Stream Interests [line items]
Upfront Consideration Paid to Date	$ 21,000
Upfront Consideration To be Paid	337,500
Total Upfront Consideration	$ 358,500
Cotabambas [member]
Disclosure of Silver and Gold Stream Interests [line items]
Name of mine owner	Panoro
Location of Mine	Peru
Upfront Consideration Paid to Date	$ 5,500
Upfront Consideration To be Paid	134,500
Total Upfront Consideration	$ 140,000
Silver	100.00%
Gold	25.00%
Term of Agreement	Life of Mine
Toroparu [member]
Disclosure of Silver and Gold Stream Interests [line items]
Name of mine owner	Sandspring
Location of Mine	Guyana
Upfront Consideration Paid to Date	$ 15,500
Upfront Consideration To be Paid	138,000
Total Upfront Consideration	$ 153,500
Silver	50.00%
Gold	10.00%
Term of Agreement	Life of Mine
Kutcho [member]
Disclosure of Silver and Gold Stream Interests [line items]
Name of mine owner	Kutcho
Location of Mine	Canada
Upfront Consideration To be Paid	$ 65,000
Total Upfront Consideration	$ 65,000
Silver	100.00%
Gold	100.00%
Term of Agreement	Life of Mine